Property and equipment (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Capital expenditure on property and equipment	¥ 122.0	¥ 26.8
Disposal of property and equipment included in amounts due from related parties	¥ 1.9	¥ 0.6